Income Taxes (Reconciliation Of Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Unrecognized tax benefits at beginning of year	$ 1,445	$ 1,445
Gross increases-tax positions in prior period
Gross decreases-tax positions in prior period
Gross increases-current period tax positions
Gross decreases-current period tax positions
Settlements
Lapse of statute of limitations	(1,445)
Unrecognized tax benefits at end of year		$ 1,445